Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

DoubleVerify Holdings, Inc.

Valuation and Qualifying Accounts

(In thousands)

	Balance at	Charges to		Balance at
	Beginning of	Costs and	Deductions‑	End of
Description	Year	Expenses	Write off	Year
Allowance for doubtful accounts
Year ended December 31, 2020	4,599	4,811	(2,361)	7,049
Year ended December 31, 2019	3,103	3,346	(1,850)	4,599
Year ended December 31, 2018	2,084	1,487	(468)	3,103